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                               BISYS Fund Services
                          100 Summer Street, Suite 1500
                           Boston, Massachusetts 02110



March 4, 2005



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      HSBC INVESTOR FUNDS
         FILE NOS. 033-7647 AND 811-04782

Ladies and Gentlemen:

Please accept this letter as certification that each prospectus dated February 28, 2005 of the above-referenced Registrant does not differ from those contained in Post-Effective Amendment No. 91 to the Registrant's Registration Statement on Form N-1A, which was filed electronically via EDGAR pursuant to Rule 485(b) under the Securities Act on February 25, 2005.

Please direct any questions concerning the filing to the undersigned at (212) 907-6041.

Sincerely,

/s/Marc Schuman

Marc Schuman
Senior Counsel
BISYS Fund Services
Administrator to the Trust

Attachments

cc:      Richard Fabietti (HSBC)
         Elba Vasquez (HSBC)
         David Harris, Esq. (Dechert)
         Cynthia Baughman, Esq. (Dechert)